RELATED AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 001 - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Company contributions	$ 672,148	$ 672,781
Dividend income	2,323,964	2,280,317
Appreciation (depreciation) in fair value of investments	$ 4,277,536	$ 9,714,633
The Procter & Gamble Company common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
The Procter & Gamble Company common stock (in shares)	197,402	210,520
Cost basis	$ 15,653,634	$ 15,839,013
Dividend income	833,082	807,449
Appreciation (depreciation) in fair value of investments	$ (1,046,482)	$ 2,785,033